Accruals and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Accruals and Other Payables [Abstract]
Schedule of accruals and other payables
	December 31, 2022	December 31, 2021

Salary payable	$371,801	$436,042
Payable to a minor shareholder	120,674	-
Deferred offering costs in accrual and other payables	600,000	-
Others	16,435	1,728
	$1,108,910	$437,770